BALANCE SHEET COMPONENTS - Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
VAT receivables, current portion		$ 10,218	$ 7,320
Tax receivables		1,580	3,819
Receivables from tolling partners		0	14,923
Other receivables from SunPower (Note 3)		3,448	14,703
Other receivables		14,278	19,394
Deferred issuance cost		1,528	1,652
Restricted cash		5,242	37,974
Prepaid expenses		18,055	26,366
Derivative financial instruments (Note 12)		313	703
Asset held for sale		466	1,490
Other prepaid expenses and other current assets		684	764
Prepaid expenses and other current assets	[1]	55,812	129,108
Related party | SunPower
Related Party Transaction [Line Items]
Other receivables		$ 3,448	$ 14,703

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).